Organization	12 Months Ended
Dec. 31, 2020
Organization
Organization

1.    Organization

Weidai Ltd. (the “Company”) was incorporated as a limited company under the law of Cayman Islands on January 26, 2018. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries, variable interest entity (“VIE”) and subsidiaries of the VIE. The Company, its subsidiaries, VIE and subsidiaries of the VIE are hereinafter collectively referred to as the “Group”. The Company is principally engaged in the online finance marketplace business in the People’s Republic of China (the “PRC”). As described below, the Company, through a series of transactions which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries, VIE and subsidiaries of VIE. Accordingly, these consolidated financial statements reflect the historical operations of the company as if the current organization structure had been in existence throughout the periods presented.

Reorganization transactions

In preparation of its IPO in the United States, the following transactions were undertaken to reorganize the legal structure of the Company. On February 5, 2018, the Company set up a wholly-owned subsidiary, Weidai HK Limited (“Weidai HK”) in Hong Kong. On March 15, 2018, Weidai HK set up a wholly-owned subsidiary, Weidai Co., Ltd. (“Weidai Co.”) in the PRC. On April 10, 2018, the Company, through Weidai Co., entered into a series of contractual agreements with Weidai (Hangzhou) Financial Information Service Ltd. (“Weidai (Hangzhou), or the “VIE”) and its shareholders (the “VIE Agreements”) to transfer the business operations of the VIE to the Company. In return, the Company issued 48,392,050 of ordinary shares to YAOH WDAI LTD, an entity controlled by Mr. Yao Hong (“the Founder”) and the other ordinary shareholders of the VIE, as well as 9,146,250 of Series A preferred shares, 1,829,250 of Series A+ preferred shares, 3,048,800 of Series B preferred shares, 3,074,400 of Series C preferred shares to the respective series of preferred shareholders of the VIE. On January 28, 2019, the Company, through Weidai Co., entered into a series of contractual arrangements with Yuntuo Group Co., Ltd. (“Yuntuo”, or the VIE) and its shareholders (the “VIE Agreements”), to conduct a portion of the business through Yuntuo.

As all the entities involved in the process of the Reorganization are under common control before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling-of-interest with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts.

On November 15, 2018, the Company completed its IPO on the New York Stock Exchange (Note 16).

As of December 31, 2020, the Company’s subsidiaries, VIEs and primary subsidiaries of VIEs are as follows:

			Percentage
			of legal
			ownership
	Date of	Place of	by the
Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries
Weidai HK Limited	February 5, 2018	Hong Kong	100%	Investment holding
Weidai Co., Ltd.	March 15, 2018	PRC	100%	Investment holding
Rymo Technology Industry Limited	September 22, 2009	Hong Kong	100%	Investment holding
Weidai Singapore PTE. LTD.	February 28, 2019	Singapore	100%	Online finance marketplace business
QianTang (Philippines) Lending Inc.	May 31, 2019	Philippines	100%	Online finance marketplace business
Zhejiang Qunshuo Electronics Co., Ltd.	August 7, 2014	PRC	100%	Internet Technology
Youxian Weirui Technology Co., Ltd.	June 17, 2019	PRC	100%	Internet Technology
Shanghai Zaohui Finance Lease Co., Ltd.	December 18, 2015	PRC	100%	Asset Management
Hangzhou Weian Finance Lease Co., Ltd.	October 21, 2016	PRC	100%	Asset Management

VIEs
Weidai (Hangzhou) Financial Information Service Ltd.	December 25, 2014	PRC	Nil	Online finance marketplace business

Yuntuo Group Co., Ltd.	January 15, 2019	PRC	Nil	Online finance marketplace business

Percentage
of legal
ownership
	Date of	Place of	by the
Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries of the VIEs
Qianwei (Hangzhou) Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset Management
Ruituo (Hangzhou) Internet Financial Information Services Co., Ltd.	July 30, 2015	PRC	Nil	Asset Management
Yiwu Weirui Internet Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset Management
Hangzhou Yiqitou Investment Advisory Co., Ltd.	October 28, 2016	PRC	Nil	Consulting
Liangche (Hangzhou) Internet Technology Co., Ltd.	February 21, 2017	PRC	Nil	Internet Technology
Hangzhou Yaowei Technology Co., Ltd.	January 24, 2018	PRC	Nil	Technology development and service
Hangzhou Jiujiu Financial Information Services Co., Ltd.	August 25, 2015	PRC	Nil	Finance information service
Hangzhou Hengting Information Consultancy Co., Ltd.	December 11, 2019	PRC	Nil	Information Consulting
Shanghai Tingji Technology Co., Ltd.	September 24, 2019	PRC	Nil	Internet Technology
Haikou Chengfan Technology Co., Ltd.	September 25, 2019	PRC	Nil	Internet Technology
Beihai Hongri Technology Co., Ltd.	August 30, 2019	PRC	Nil	Internet Technology
Beijing Jiyun Technology Co., Ltd.	July 2, 2019	PRC	Nil	Internet Technology
Fuzhou Weidai Online Microcredit Co., Ltd.	June 23, 2017	PRC	Nil	Micro-loan business
Harbin Yuntuo Business Management Co., Ltd.	September 17, 2020	PRC	Nil	Business Management
Bazhou Qianfeng Business Management Co., Ltd.	September 2, 2020	PRC	Nil	Business Management
Youxian Qianfeng Business Management Co., Ltd.	May 22, 2019	PRC	Nil	Business Management
Hangzhou Yaohong Technology Co., Ltd.	April 7, 2016	PRC	Nil	Internet Technology

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its websites and primarily conducts its business in PRC through the VIEs and the subsidiaries of the VIEs. On April 10, 2018 and January 28, 2019, the Company entered into share pledge agreements with the nominee shareholders of the VIEs through its wholly-owned subsidiary in the PRC, for the equity interests in the VIEs held by the shareholders of the VIEs. In addition, the Company entered into a power of attorney and an exclusive call option agreement with the VIEs and nominee shareholders of the VIEs through its wholly-owned subsidiaries in the PRC, which provide its wholly-owned subsidiary the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. The Company agreed to provide unlimited financial support to the VIEs for its operations which obligated the Company to absorb losses of the VIEs that could potentially be significant to the VIEs. In addition, pursuant to the resolution of all shareholders of the Company and the resolution of the board of directors of the Company on April 10, 2018 and January 28, 2019 (the “Resolutions”), the rights under the aforementioned power of attorney and the exclusive call option agreement were assigned to the board of directors of the Company (the “Board”) or any officer authorized by the Board, which entitle the Company or its wholly-owned subsidiary to receive economic benefits from the VIEs that potentially could be significant to the VIEs.

Despite the lack of technical majority ownership, the Company has effective control of the VIEs through a series of VIE Agreements and a parent-subsidiary relationship exists between the Company and the VIEs. Through the VIE Arrangements, the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company. In addition, through the exclusive business operation agreement, the Company, through its wholly-owned subsidiary in the PRC, have the right to receive economic benefits from the VIEs that potentially could be significant to the VIEs. Lastly, through the financial support undertaking letter, the Company has the obligation to absorb losses of the VIEs that could potentially be significant to the VIEs. Therefore, the Company is considered the primary beneficiary of the VIEs and consolidates the VIEs and its subsidiaries as required by SEC Regulation S-X Rule 3A-02 and ASC topic 810 (“ASC 810”), Consolidation.

The principal terms of the VIE Agreements are further described below:

(1)	Power of Attorney:

Pursuant to the power of attorney signed between Weidai (Hangzhou)’s and Yuntuo’s nominee shareholders and Weidai Co., each nominee shareholder irrevocably appointed Weidai Co. as its attorney-in-fact to exercise on such shareholder’s behalf any and all rights that such shareholder has in respect of its equity interest in Weidai (Hangzhou) and Yuntuo (including but not limited to executing the exclusive right to purchase agreements, the voting rights and the right to appoint directors and executive officers of Weidai (Hangzhou) and Yuntuo. This agreement is effective and irrevocable as long as the nominee shareholder remains a shareholder of Weidai (Hangzhou) and Yuntuo.

(2)	Exclusive Call Option Agreement:

Pursuant to the exclusive call option agreement entered into amongst the Company, Weidai (Hangzhou)’s and Yuntuo’s nominee shareholders and Weidai Co., the nominee shareholders irrevocably granted Weidai Co. a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIEs, or any or all of the assets of VIEs, to Weidai Co., or its designees. The purchase price of the equity interests in the VIEs is equal to the minimum price required by PRC law. The purchase price of the VIEs’ assets is equal to the book value of the assets or the minimum price as permitted by applicable PRC law, whichever is higher. Without Weidai Co.’s prior written consent, the VIEs and its nominee shareholders may not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees, etc. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets are distributed, the nominee shareholders are required to transfer all distribution received to Weidai Co. or their designees. This agreement is not terminated until all of the equity interest of the VIEs has been transferred to Weidai Co. or the person(s) designated by Weidai Co. None of the nominee shareholders have the right to terminate or revoke the agreement under any circumstance unless otherwise regulated by law.

(3)	Exclusive Business Cooperation Agreement:

Pursuant to the exclusive business cooperation agreement entered into amongst Weidai Co. and Weidai (Hangzhou) and Yuntuo, Weidai Co. provides exclusive technical support and consulting services in return for fees based on 100% of Weidai (Hangzhou)’s net income, which is adjustable at the sole discretion of Weidai Co.. Without Weidai Co.’s consent, the VIEs and its subsidiaries cannot procure services from any third party or enter into similar service arrangements with any other third party, except for the ones appointed by Weidai Co.. This agreement is irrevocable or can only be unilaterally revoked or amended by Weidai Co.

(4)	Share Pledge Agreement:

Pursuant to the share pledge agreements amongst the Company and Weidai (Hangzhou)’s and Yuntuo’s nominee shareholders, each nominee shareholder of the VIEs pledged all of their respective equity interests in the VIEs to Weidai Co. as continuing first priority security interest to guarantee the performance of these nominee shareholders and the VIEs’ obligations under the shareholder voting rights proxy agreement, the exclusive call option agreement and the exclusive business cooperation agreement. Weidai Co. is entitled to all dividends during the effective period of the share pledge except as it agrees otherwise in writing. If Weidai (Hangzhou) and Yuntuo or any of the nominee shareholder breaches its contractual obligations, Weidai Co. is entitled to certain rights regarding the pledged equity interests, including the right to receive proceeds from the auction or sale of all or part of the pledged equity interests of Weidai (Hangzhou) and Yuntuo in accordance with PRC law. None of the nominee shareholders may, without the prior written consent of Weidai Co., assign or transfer to any third party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIEs. This agreement is not terminated until all of the technical support and consulting and service fees are fully paid under the exclusive business cooperation agreement and all of Weidai (Hangzhou)’s and Yuntuo’s obligations have been terminated under the other controlling agreements. As of May 23, 2018, the Company completed the registration of all the equity pledges with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law for Weidai (Hangzhou). As of March 1, 2019, the Company completed the registration of all the equity pledges with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law for Yuntuo.

(5)	Financial support undertaking letter:

Pursuant to the financial support undertaking letter, the Company is obligated to provide unlimited financial support to the Weidai (Hangzhou), to the extent permissible under the applicable PRC laws and regulations. The Company will not request repayment of the loans or borrowings if the Weidai (Hangzhou) or its shareholders do not have sufficient funds or are unable to repay.

(6)	Resolutions of all shareholders and resolution of the board of directors of Weidai Ltd.:

The shareholders and the Company’s Board resolved that the rights under the shareholder voting rights proxy agreements and the exclusive call option agreements were assigned to the board of directors of the Company or any officer authorized by the Board.

In the opinion of the Company’s legal counsel, (i) the ownership structure of the Company and its VIEs is in compliance with PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and not in violation of current PRC laws or regulations; (iii) the resolutions are valid in accordance with the articles of association of the Company and Cayman Islands law.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIEs may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIEs.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet financial services platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

The table sets forth the assets and liabilities of the VIEs and subsidiaries of VIEs included in the Company’s consolidated balance sheets:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Current assets:
Cash and cash equivalents	539,491	124,906	19,143
Restricted cash	1,140,819	195,940	30,029
Loans and advances, net	1,517,876	732,016	112,186
Prepaid expenses and other assets	438,842	291,725	44,709
Deposits	—	206,076	31,583
Amounts due from related parties	49,815	198,272	30,387
Total current assets	3,686,843	1,748,935	268,037
Non-current assets:
Long-term investments	13,333	13,333	2,043
Loans and advances, net	49,643	—	—
Prepaid expenses and other assets	23,429	17,252	2,644
Property, equipment and software, net	58,638	32,281	4,947
Goodwill	3,067	—	—
Deferred tax assets	675,089	403,852	61,893
Total non-current assets	823,199	466,718	71,527
Total assets	4,510,042	2,215,653	339,564

Current liabilities:
Payable to institutional funding partners and online investors	289,026	43,480	6,664
Current account with online investors and borrowers	1,275,210	254,175	38,954
Income tax payable	228,573	242,638	37,186
Accrued expenses and other liabilities	383,365	340,014	52,109
Amounts due to related parties	628,414	829,159	127,074
Contract liabilities	271,741	163,057	24,990
Total current liabilities	3,076,329	1,872,523	286,977
Non-current liabilities:
Payable to institutional funding partners and online investors	51,444	—	—
Contract liabilities	198,282	19,237	2,948
Deferred revenue	—	—	—
Total non-current liabilities	249,726	19,237	2,948
Total liabilities	3,326,055	1,891,760	289,925

The table sets forth the results of operations of the VIEs and subsidiaries of VIEs included in the Company’s consolidated statements of comprehensive income:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net revenues	3,917,701	2,709,562	1,426,605	218,637
Net income/(loss)	231,872	27,298	(625,353)	(95,840)

The table sets forth the cash flows of the VIEs and subsidiaries of VIEs included in the Company’s consolidated statements of cash flows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	1,204,835	2,242,135	(1,086,522)	(166,517)
Net cash (used in)/provided by investing activities	(9,916)	(913,760)	24,048	3,686
Net used in financing activities	(998,814)	(1,114,926)	(296,990)	(45,516)

As of December 31, 2019 and 2020, there was no pledge or collateralization of the assets of the VIEs and its subsidiaries. The amount of the net assets of the VIEs and subsidiaries of VIEs was RMB1, 183,987 and RMB 323,893  (US$49,639) as of December 31, 2019 and 2020, respectively. The creditors of the VIEs and subsidiaries of VIEs’ third-party liabilities did not have recourse to the general credit of the primary beneficiary in the normal course of business. The Company did not provide nor intended to provide additional financial or other support not previously contractually required to the VIEs and subsidiaries of VIEs during the years presented.

Change of Business Operations

In 2020, due to the increasingly stringent regulatory environment and deteriorating macro economy, the Company began winding down its peer-to-peer lending operations. In February 2020, the Company ceased originating new loans with borrowers and lenders but continues to facilitate new loans with institutional funding partners and plans to facilitate new loans through the Company’s micro credit company in 2021.

Since July 2020, the Company has agreed with the local government to have all collections from borrowers of loans previously facilitated in the peer-to-peer business, along with cash contributed from the Company, deposited into a “special account” which will be used to repay the investors who funded these loans. Management assessed that the Company's deposited amount would be recovered by future repayments from the borrowers after the total collection exceeds the total original principal amount of the outstanding loans in the peer-to-peer business. The funds contributed by the Company to the special account are presented as “Deposits” in current assets on the balance sheet as of December 31, 2020. See Note 7 for further discussion.